Unusual Whales Subversive Republican Trading ETF
SCHEDULE OF INVESTMENTS (UNAUDITED)
June 30, 2023

	Shares	Value

COMMON STOCKS - 95.98%
Aerospace & Defense - 2.67%
General Dynamics Corp.	8	$1,721
Hexcel Corp.	8	608
Lockheed Martin Corp.	76	34,989
Raytheon Technologies Corp.	482	47,217
The Boeing Co. (a)	48	10,135
Woodward, Inc.	346	41,143
		135,813
Air Freight & Logistics - 1.62%
FedEx Corp.	314	77,841
United Parcel Service, Inc., Class B	25	4,481
		82,322
Automobiles - 0.82%
Ferrari NV (b)	1	325
Ford Motor Co.	2,547	38,536
NIO, Inc. (a)(b)	8	77
Stellantis NV (b)	64	1,123
Tesla, Inc. (a)	6	1,571
Workhorse Group, Inc. (a)	56	49
		41,681
Automobile Components - 0.14%
Gentex Corp.	8	234
LCI Industries	49	6,192
The Goodyear Tire & Rubber Co. (a)	51	698
		7,124
Banks - 3.46%
Bank of America Corp.	243	6,972
Citigroup, Inc.	791	36,418
Citizens Financial Group, Inc.	8	209
Community Trust Bancorp, Inc.	8	284
Farmers & Merchants Bancorp Inc.	111	2,499
Fifth Third Bancorp	8	210
First Guaranty Bancshares, Inc.	16	180
JPMorgan Chase & Co.	207	30,106
KeyCorp	16	148
New York Community Bancorp, Inc.	46	517
The PNC Financial Services Group, Inc.	7	882
Regions Financial Corp.	16	285
Southern States Bancshares, Inc.	266	5,612
Synovus Financial Corp.	68	2,057
The Bank of Nova Scotia (b)	8	400
United Bankshares Inc.	382	11,334
U.S. Bancorp	128	4,229
Wells Fargo & Co.	1,585	67,648
Zions Bancorp NA	225	6,043
		176,033
Beverages - 0.63%
Constellation Brands, Inc., Class A	16	3,938
Keurig Dr Pepper, Inc.	188	5,879
Monster Beverage Corp. (a)	121	6,950
PepsiCo, Inc.	8	1,482
The Coca-Cola Co.	232	13,971
		32,220
Biotechnology - 2.00%
AbbVie, Inc.	75	10,105
Amgen, Inc.	36	7,993
Gilead Sciences, Inc.	8	617
Humacyte, Inc. (a)	240	686
Neurocrine Biosciences, Inc. (a)	56	5,281
United Therapeutics Corp. (a)	346	76,379
Vertex Pharmaceuticals, Inc. (a)	1	352
		101,413
Broadline Retail - 0.00%
Qurate Retail, Inc., Class A (a)	144	142

Building Products - 1.16%
A. O. Smith Corp.	32	2,329
Allegion plc (b)	8	960
Carlisle Cos., Inc.	88	22,575
Fortune Brands Innovations, Inc.	210	15,109
Lennox International, Inc.	2	652
Owens Corning	16	2,088
Simpson Manufacturing Co, Inc.	107	14,820
Trex Co, Inc. (a)	8	524
		59,057
Capital Markets - 1.09%
Ameriprise Financial, Inc.	1	332
BlackRock, Inc.	7	4,838
Blackstone, Inc.	13	1,209
Cboe Global Markets, Inc.	8	1,104
Coinbase Global, Inc., Class A (a)	8	572
Houlihan Lokey, Inc.	126	12,387
Intercontinental Exchange, Inc.	41	4,636
KKR & Co, Inc.	72	4,032
LPL Financial Holdings, Inc.	2	435
Moody's Corp.	4	1,391
Morgan Stanley	8	683
Nasdaq, Inc.	8	399
S&P Global, Inc.	3	1,203
T Rowe Price Group, Inc.	36	4,033
The Bank of New York Mellon Corp.	8	356
The Charles Schwab Corp.	261	14,793
The Goldman Sachs Group Inc.	8	2,580
Victory Capital Holdings, Inc., Class A	16	505
		55,488
Chemicals - 2.45%
Air Products and Chemicals, Inc.	5	1,498
Cabot Corp.	16	1,070
Dow, Inc.	1,344	71,581
Ecolab, Inc.	8	1,494
Linde plc (b)	124	47,254
The Mosaic Co.	8	280
PPG Industries, Inc.	8	1,186
		124,363
Commercial Services & Supplies - 0.12%
Republic Services, Inc.	8	1,225
Waste Management, Inc.	28	4,856
		6,081
Communications Equipment - 1.01%
Arista Networks, Inc. (a)	249	40,353
Cisco Systems, Inc.	200	10,348
Motorola Solutions, Inc.	2	586
		51,287
Construction & Engineering - 1.80%
AECOM	1	85
Comfort Systems USA, Inc.	480	78,816
Quanta Services, Inc.	38	7,465
Valmont Industries, Inc.	17	4,948
		91,314
Construction Materials - 0.00%
Vulcan Materials Co.	1	225

Consumer Finance - 1.16%
Ally Financial, Inc.	18	486
American Express Co.	24	4,181
Capital One Financial Corp.	424	46,373
Discover Financial Services	16	1,869
FirstCash Holdings, Inc.	60	5,600
Katapult Holdings, Inc. (a)	208	187
		58,696
Consumer Staples Distribution - 1.94%
BJ's Wholesale Club Holdings, Inc. (a)	243	15,311
Costco Wholesale Corp.	72	38,763
Dollar General Corp.	2	340
Dollar Tree, Inc. (a)	208	29,848
Ingles Markets, Inc.	8	661
The Kroger Co.	16	752
Sysco Corp.	8	594
Target Corp.	19	2,506
Walgreens Boots Alliance, Inc.	24	684
Walmart, Inc.	58	9,117
		98,576
Containers & Packaging - 0.66%
AptarGroup, Inc.	85	9,848
Avery Dennison Corp.	39	6,700
Ball Corp.	40	2,328
International Paper Co.	8	255
TriMas Corp.	525	14,432
		33,563
Diversified Consumer Services - 0.03%
Chegg, Inc. (a)	56	497
Service Corp International	16	1,034
		1,531
Diversified Telecommunication Services - 1.03%
AT&T, Inc.	2,954	47,116
Verizon Communications, Inc.	136	5,058
		52,174
Electric Utilities - 0.88%
American Electric Power Co, Inc.	24	2,021
Duke Energy Corp.	27	2,423
NextEra Energy, Inc.	503	37,322
The Southern Co.	8	562
Via Renewables, Inc.	2	14
Xcel Energy, Inc.	40	2,487
		44,829
Electrical Equipment - 1.93%
AMETEK, Inc.	8	1,295
Ballard Power Systems, Inc. (a)(b)	96	418
Emerson Electric Co.	317	28,654
FuelCell Energy, Inc. (a)	192	415
Generac Holdings, Inc. (a)	8	1,193
Ideal Power, Inc. (a)	56	661
Nuvve Holding Corp. (a)	96	57
nVent Electric plc (b)	402	20,771
Plug Power, Inc. (a)	24	249
Regal Rexnord Corp.	50	7,695
Rockwell Automation, Inc.	111	36,569
		97,977
Electronic Equipment, Instruments & Components - 1.18%
Amphenol Corp.	19	1,614
Arrow Electronics, Inc. (a)	76	10,886
Corning, Inc.	56	1,962
CTS Corp.	83	3,538
ePlus, Inc. (a)	137	7,713
Fabrinet (a)(b)	43	5,585
Insight Enterprises, Inc. (a)	122	17,854
Keysight Technologies, Inc. (a)	2	335
Plexus Corp. (a)	106	10,413
		59,900
Energy Equipment & Services - 0.10%
Baker Hughes Co.	112	3,540
Halliburton Co.	48	1,584
		5,124
Entertainment - 2.21%
Activision Blizzard, Inc.	25	2,108
Electronic Arts, Inc.	16	2,075
Netflix, Inc. (a)	165	72,681
ROBLOX Corp., Class A (a)	24	967
Take-Two Interactive Software, Inc. (a)	3	442
The Walt Disney Co. (a)	148	13,213
Warner Bros Discovery, Inc. (a)	1,678	21,042
		112,528
Financial Services - 5.24%
Berkshire Hathaway, Inc., Class B (a)	30	10,230
Block, Inc. (a)	80	5,326
Equitable Holdings, Inc.	759	20,614
Euronet Worldwide, Inc. (a)	25	2,934
Fidelity National Information Services, Inc.	930	50,871
FleetCor Technologies, Inc. (a)	133	33,394
Global Payments, Inc.	8	788
Mastercard, Inc.	71	27,924
PayPal Holdings, Inc. (a)	1,287	85,881
Visa, Inc.	120	28,498
		266,460
Food Products - 1.46%
Conagra Brands, Inc.	122	4,114
General Mills, Inc.	68	5,216
The Hershey Co.	13	3,246
Mondelez International, Inc., Class A	8	583
Tyson Foods, Inc.	1,193	60,891
		74,050
Gas Utilities - 1.79%
National Fuel Gas Co.	1,338	68,720
Suburban Propane Partners LP	1,510	22,348
		91,068
Health Care Equipment & Supplies - 1.26%
Abbott Laboratories	42	4,579
Align Technology, Inc. (a)	8	2,829
Asensus Surgical, Inc. (a)	520	263
Becton Dickinson and Co.	2	528
Boston Scientific Corp. (a)	403	21,798
DENTSPLY SIRONA, Inc.	16	640
Dexcom, Inc. (a)	97	12,465
Edwards Lifesciences Corp. (a)	16	1,509
Intuitive Surgical, Inc. (a)	6	2,052
Koninklijke Philips NV (a)(b)	158	3,427
Masimo Corp. (a)	49	8,063
Medtronic plc (b)	52	4,581
Zimmer Biomet Holdings, Inc.	8	1,165
		63,899
Health Care Providers & Services - 3.20%
AmerisourceBergen Corp.	9	1,732
Centene Corp. (a)	67	4,519
CVS Health Corp.	73	5,047
Elevance Health, Inc.	175	77,751
Fresenius Medical Care AG & Co KGaA - ADR (b)	104	2,489
HealthEquity, Inc. (a)	16	1,010
Henry Schein, Inc. (a)	271	21,978
McKesson Corp.	14	5,982
Quest Diagnostics, Inc.	12	1,687
The Cigna Group	2	561
UnitedHealth Group, Inc.	83	39,893
		162,649
Hotels, Restaurants & Leisure - 2.13%
Airbnb, Inc., Class A (a)	8	1,025
Booking Holdings, Inc. (a)	4	10,801
Chipotle Mexican Grill, Inc. (a)	1	2,139
Domino's Pizza, Inc.	6	2,022
DraftKings, Inc. (a)	24	638
Hilton Worldwide Holdings, Inc.	80	11,644
Hyatt Hotels Corp.	26	2,979
Las Vegas Sands Corp. (a)	872	50,576
McDonald's Corp.	13	3,879
Norwegian Cruise Line Holdings Ltd. (a)(b)	88	1,916
Penn Entertainment, Inc. (a)	8	192
Restaurant Brands International, Inc. (b)	34	2,636
Starbucks Corp.	117	11,590
Wynn Resorts Ltd.	56	5,914
		107,951
Household Durables - 0.31%
Garmin Ltd. (b)	14	1,460
LGI Homes, Inc. (a)	96	12,950
PulteGroup, Inc.	8	621
Sony Group Corp. - ADR (b)	1	90
Vuzix Corporation (a)	72	367
		15,488
Household Products - 0.28%
Church & Dwight Co, Inc.	5	501
The Clorox Co.	39	6,203
Kimberly-Clark Corp.	23	3,175
The Procter & Gamble Co.	30	4,552
		14,431
Independent Power and Renewable Electricity Producers - 0.11%
The AES Corp.	16	332
Clearway Energy, Inc., Class A	189	5,103
		5,435
Industrial Conglomerates - 0.90%
3M Co.	8	801
General Electric Co.	130	14,280
Honeywell International, Inc.	147	30,503
		45,584
Insurance - 3.01%
Aflac, Inc.	8	559
Chubb Ltd. (b)	77	14,827
Fidelity National Financial, Inc.	8	288
Marsh & McLennan Cos, Inc.	106	19,937
Old Republic International Corp.	48	1,208
Primerica, Inc.	104	20,567
Selective Insurance Group, Inc.	21	2,015
The Allstate Corp.	526	57,355
The Hartford Financial Services Group Inc.	8	576
The Progressive Corp.	28	3,706
Willis Towers Watson plc (b)	136	32,028
		153,066
Interactive Media & Services - 0.98%
Alphabet, Inc., Class A (a)	173	20,708
Alphabet, Inc., Class C (a)	50	6,049
IAC, Inc. (a)	242	15,198
Liberty TripAdvisor Holdings, Inc. (a)	88	57
Meta Platforms, Inc. (a)	27	7,748
		49,760
Internet & Direct Marketing Retail - 1.58%
Alibaba Group Holding Ltd. - ADR (a)(b)	8	667
Amazon.com, Inc. (a)	578	75,348
Etsy, Inc. (a)	49	4,146
		80,161
IT Services - 3.39%
Accenture plc, Class A (b)	325	100,289
EPAM Systems, Inc. (a)	241	54,165
International Business Machines Corp.	80	10,705
VeriSign, Inc. (a)	32	7,231
		172,390
Leisure Products - 0.03%
Peloton Interactive, Inc., Class A (a)	48	369
Polaris, Inc.	8	968
		1,337
Life Sciences Tools & Services - 0.90%
Agilent Technologies, Inc.	11	1,323
Danaher Corp.	23	5,520
ICON plc (a)(b)	8	2,002
Illumina, Inc. (a)	20	3,750
IQVIA Holdings, Inc. (a)	76	17,082
Thermo Fisher Scientific, Inc.	30	15,652
Waters Corp. (a)	1	267
		45,596
Machinery - 2.10%
AGCO Corp.	41	5,388
Caterpillar, Inc.	8	1,968
CNH Industrial NV (b)	624	8,986
Crane Co.	16	1,426
Cummins, Inc.	6	1,471
Deere & Co.	8	3,242
Donaldson Co, Inc., Class A	271	16,940
Dover Corp.	71	10,483
EnPro Industries, Inc.	8	1,068
Gates Industrial Corp plc (a)(b)	480	6,470
IDEX Corp.	1	215
Illinois Tool Works, Inc.	29	7,255
ITT, Inc.	49	4,567
Oshkosh Corp.	274	23,726
Otis Worldwide Corp.	56	4,985
PACCAR, Inc.	55	4,601
Parker-Hannifin Corp.	8	3,120
Stanley Black & Decker, Inc.	8	750
		106,661
Marine Transportation - 0.02%
Castor Maritime, Inc. (a)(b)	40	18
Golden Ocean Group Ltd. (b)	112	846
		864
Media - 1.12%
Charter Communications, Inc. , Class A (a)	28	10,286
Comcast Corp., Class A	152	6,316
DISH Network Corp. (a), Class C	1,373	9,048
The Interpublic Group of Cos. Inc.	436	16,821
Liberty Broadband Corp. (a), Class C	148	11,856
Liberty Media Corp-Liberty SiriusXM (a), Class C	16	524
Omnicom Group, Inc.	8	761
Paramount Global, Class B	80	1,273
		56,885
Metals & Mining - 2.24%
Barrick Gold Corp. (b)	432	7,314
BHP Group Ltd-ADR. (b)	8	477
Cleveland-Cliffs, Inc. (a)	3,595	60,252
Freeport-McMoRan, Inc.	314	12,560
Nucor Corp.	174	28,532
Reliance Steel & Aluminum Co.	1	272
Rio Tinto plc (b)	8	511
Royal Gold, Inc.	8	918
United States Steel Corp.	111	2,776
		113,612

Multi-Utilities - 0.04%
CenterPoint Energy, Inc.	56	1,632
CMS Energy Corp.	8	470
		2,102
Oil, Gas & Consumable Fuels - 9.49%
Alliance Resource Partners LP	300	5,547
Antero Midstream Corp.	32	371
Chevron Corp.	361	56,803
Civitas Resources, Inc.	8	555
ConocoPhillips	442	45,796
Coterra Energy, Inc.	62	1,569
Cross Timbers Royalty Trust	62	1,366
CrossAmerica Partners LP	104	2,049
Devon Energy Corp.	371	17,934
Energy Transfer LP	5,437	69,050
EOG Resources, Inc.	18	2,060
Exxon Mobil Corp.	138	14,800
Green Plains Partners LP	232	3,002
Kinder Morgan, Inc.	16	276
Magellan Midstream Partners LP	481	29,976
NGL Energy Partners LP (a)	19,220	74,766
Occidental Petroleum Corp.	35	2,058
ONEOK, Inc.	193	11,912
Pembina Pipeline Corp. (b)	120	3,773
Phillips 66	65	6,200
Pioneer Natural Resources Co.	2	414
Plains All American Pipeline LP	150	2,115
Shell plc - ADR (b)	1,477	89,181
Summit Midstream Partners LP (a)	8	130
Tellurian, Inc. (a)	256	361
The Williams Cos Inc.	1,119	36,513
TotalEnergies SE - ADR (b)	32	1,844
USD Partners LP	589	583
Valero Energy Corp.	8	938
		481,942
Paper & Forest Products - 0.01%
Sylvamo Corp.	8	324

Passenger Airlines - 1.17%
American Airlines Group, Inc. (a)	568	10,190
Delta Air Lines, Inc.	545	25,909
Southwest Airlines Co.	599	21,690
United Airlines Holdings, Inc. (a)	32	1,756
		59,545
Personal Products - 0.01%
The Beauty Health Co. (a)	32	268
The Estee Lauder Cos Inc.	1	196
		464
Pharmaceuticals - 2.38%
Acasti Pharma, Inc. (a)(b)	72	38
AstraZeneca plc (b)	426	30,489
Bristol-Myers Squibb Co.	37	2,366
Eli Lilly & Co.	3	1,407
GSK plc (b)	112	3,992
Johnson & Johnson	270	44,690
Merck & Co, Inc.	48	5,539
Novartis AG - ADR (b)	8	807
Perrigo Co plc (b)	836	28,382
Pfizer, Inc.	16	587
Takeda Pharmaceutical Co Ltd. - ADR (b)	24	377
Zoetis, Inc.	14	2,411
		121,085
Professional Services - 0.57%
Automatic Data Processing, Inc.	8	1,758
Booz Allen Hamilton Holding Corp.	24	2,679
FTI Consulting, Inc. (a)	16	3,043
Genpact Ltd. (b)	41	1,540
Jacobs Solutions, Inc.	4	476
KBR, Inc.	85	5,530
Paychex, Inc.	5	559
RELX plc (b)	16	535
Robert Half International, Inc.	170	12,787
		28,907
Real Estate Investment Trusts (REITs) - 1.27%
Arlington Asset Investment Corp. (a)	343	1,588
American Tower Corp.	2	388
Blackstone Mortgage Trust, Inc.	8	167
Chimera Investment Corp.	48	277
Crown Castle, Inc.	11	1,253
Equity LifeStyle Properties, Inc.	8	535
Iron Mountain, Inc.	8	455
Medical Properties Trust, Inc.	16	148
Simon Property Group, Inc.	515	59,472
		64,283
Real Estate Management & Development - 0.05%
Kennedy-Wilson Holdings, Inc.	48	784
The Howard Hughes Corp. (a)	24	1,894
		2,678
Road & Rail - 0.15%
ArcBest Corp.	46	4,545
CSX Corp.	16	545
Old Dominion Freight Line, Inc.	1	370
Union Pacific Corp.	11	2,251
		7,711
Semiconductors & Semiconductor Equipment - 6.02%
Advanced Micro Devices, Inc. (a)	24	2,734
Applied Materials, Inc.	24	3,469
ASML Holding NV (b)	70	50,732
Broadcom, Inc.	23	19,951
Daqo New Energy Corp. (a)(b)	8	318
Entegris, Inc.	212	23,494
Intel Corp.	2,226	74,437
KLA Corp.	13	6,305
Lam Research Corp.	1	643
Micron Technology, Inc.	40	2,524
MKS Instruments, Inc.	8	865
NVIDIA Corp.	54	22,843
QUALCOMM, Inc.	37	4,404
Skyworks Solutions, Inc.	8	886
SolarEdge Technologies, Inc. (a)	116	31,210
Taiwan Semiconductor Manufacturing Co Ltd. (b)	8	807
Teradyne, Inc.	8	891
Texas Instruments, Inc.	329	59,227
		305,740
Software - 5.12%
Adobe, Inc. (a)	68	33,251
Autodesk, Inc. (a)	193	39,490
C3.ai, Inc. (a)	24	874
Cadence Design Systems, Inc. (a)	108	25,328
Clear Secure, Inc.	56	1,298
Crowdstrike Holdings, Inc., Class A (a)	32	4,700
Fortinet, Inc. (a)	28	2,117
Gen Digital, Inc.	852	15,805
Intuit, Inc.	50	22,910
Microsoft Corp.	206	70,151
Oracle Corp.	59	7,026
Paycom Software, Inc.	1	321
Progress Software Corp.	154	8,948
PTC, Inc. (a)	64	9,107
Salesforce, Inc. (a)	13	2,746
ServiceNow, Inc. (a)	22	12,363
VMware, Inc. (a)	22	3,161
Zoom Video Communications, Inc., Class A (a)	8	543
		260,139
Special Purpose Acquisition Companies - 0.00%
Digital World Acquisition Corp., Class A (a)	16	201

Specialty Retail - 3.26%
Advance Auto Parts, Inc.	59	4,148
AutoZone, Inc. (a)	1	2,493
Bath & Body Works, Inc.	1,013	37,988
Burlington Stores, Inc. (a)	90	14,165
CarMax, Inc. (a)	51	4,269
Five Below, Inc. (a)	37	7,272
GameStop Corp. (a)	8	194
The Gap Inc.	16	143
The Home Depot Inc.	127	39,451
Lowe's Cos, Inc.	12	2,708
O'Reilly Automotive, Inc. (a)	37	35,346
Penske Automotive Group, Inc.	69	11,497
RH (a)	1	330
The TJX Cos Inc.	69	5,851
		165,855
Technology Hardware, Storage & Peripherals - 0.49%
Apple, Inc.	111	21,531
Seagate Technology Holdings plc (b)	8	495
Western Digital Corp. (a)	72	2,731
		24,757
Textiles, Apparel & Luxury Goods - 0.49%
Crocs, Inc. (a)	8	899
NIKE, Inc., Class B	8	883
Skechers USA, Inc., Class A (a)	404	21,275
Tapestry, Inc.	12	513
Under Armour, Inc., Class A (a)	153	1,105
VF Corp.	8	153
		24,828
Tobacco - 1.91%
Altria Group, Inc.	171	7,746
British American Tobacco plc - ADR (b)	56	1,859
Philip Morris International, Inc.	887	86,589
Universal Corp.	16	799
		96,993
Trading Companies & Distributors - 1.07%
AerCap Holdings NV (a)(b)	191	12,132
Applied Industrial Technologies, Inc.	108	15,642
Beacon Roofing Supply, Inc. (a)	263	21,824
MSC Industrial Direct Co, Inc., Class A	24	2,287
WESCO International, Inc.	10	1,791
W.W. Grainger, Inc.	1	788
		54,464
Wireless Telecommunication Services - 0.34%
T-Mobile US, Inc. (a)	126	17,501

Total Common Stocks
(Cost $4,715,424)		4,876,327

EXCHANGE TRADED FUNDS - 3.35%
Columbia Diversified Fixed Income Allocation ETF	80	1,409
Direxion Daily Financial Bull 3X Shares	16	1,017
Energy Select Sector SPDR Fund	8	649
Federated Hermes Short Duration High Yield ETF	16	357
Fidelity Dividend ETF for Rising Rates	108	4,508
Fidelity International Multifactor ETF	16	415
Fidelity MSCI Consumer Discretionary Index ETF	40	2,933
Fidelity MSCI Health Care Index ETF	94	5,933
Fidelity MSCI Information Technology Index ETF	81	10,582
Fidelity MSCI Materials Index ETF	32	1,493
Fidelity Nasdaq Composite Index ETF	8	433
Fidelity Quality Factor ETF	209	10,565
First Trust Enhanced Short Maturity ETF	177	10,516
First Trust Value Line Dividend Index Fund	48	1,924
Franklin FTSE United Kingdom ETF	16	391
InfraCap MLP ETF	1,084	35,945
Invesco Aerospace & Defense ETF	8	676
Invesco QQQ Trust Series 1	8	2,955
iPath Series B S&P 500 VIX Short-Term Futures ETN (a)	1	25
iShares 0-5 Year High Yield Corporate Bond ETF	16	663
iShares 10-20 Year Treasury Bond ETF	8	886
iShares 20+ Year Treasury Bond ETF	8	824
iShares Core Dividend Growth ETF	480	24,734
iShares Core MSCI Europe ETF	8	421
iShares Core S&P Small-Cap ETF	8	797
iShares MSCI EAFE ETF	75	5,438
iShares Russell 1000 ETF	1	244
iShares S&P 500 Growth ETF	8	564
iShares TIPS Bond ETF	211	22,708
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	8	759
Schwab International Equity ETF	8	285
Schwab US TIPS ETF	8	419
SPDR Gold Shares (a)	24	4,278
SPDR S&P 500 ETF Trust	2	887
SPDR S&P Bank ETF	8	288
SPDR S&P MidCap 400 ETF Trust	1	479
Strategy Shares NASDAQ 7 HANDL ETF	96	1,952
U.S. Global Jets ETF	24	514
United States Oil Fund LP (a)	8	508
Vanguard Growth ETF	8	2,264
Vanguard Russell 1000	38	7,659
Total Exchange Traded Funds		170,297
(Cost $165,680)

INVESTMENT COMPANIES - 0.34%
Ares Capital Corp.	16	301
BlackRock Utilities Infrastructure & Power Opportunities Trust	8	176
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	104	1,329
First Trust MLP and Energy Income Fund	112	864
Golub Capital BDC, Inc.	24	324
Hercules Capital, Inc.	8	119
Owl Rock Capital Corp.	984	13,205
Sprott Focus Trust, Inc.	123	978
Virtus Artificial Intelligence & Technology Opportunities Fund	8	147
Total Investment Companies		17,443
(Cost $16,585)

SHORT-TERM INVESTMENTS - 0.32%
Money Market Fund - 0.32%
First American Government Obligations Fund, Class X, 5.01% (c)	16,085	16,085
Total Short-Term Investments		16,085
(Cost $16,085)

Total Investments
(Cost $4,913,774) - 99.99%		$5,080,152
Other Assets In Excess Of Liabilities - 0.01%		537
Net Assets - 100.00%		$5,080,689

ADR- American Depositary Receipt
ETF - Exchange Traded Fund
plc - Public Limited Company
(a) Non-income producing security.
(b) Foreign Security
(c) The rate quoted is the annualized seven-day effective yield as of June 30, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Investment Valuation –
The following is a summary of the Fund’s pricing procedures. It is intended to be a genera discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, includin common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s net asset values ("NAV") is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange traded funds, are valued at their reported NAV. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

The Board of Trustees has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of June 30, 2023:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$4,876,327	$-	$-	$4,876,327
Exchange Traded Funds	170,297	-	-	170,297
Investment Companies	17,443	-	-	17,443
Short-Term Investments	16,085	-	-	16,085
Total	$5,080,152	$-	$-	$5,080,152

Please refer to the Schedule of Investments to view Common Stocks segregated by industry type.

As of the period ended June 30, 2023, the Fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3.